Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Mar. 31, 2012
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	(1,792,480)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	35.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	(961,762)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	35.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	(9,343)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	0.34%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	326,190
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	6.37%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	13,572
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	(0.49%)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	1,466,290
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	(28.63%)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	957,533
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	(34.85%)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	0.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	0.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	0.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 22	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 23	0.00%